Income Taxes - Schedule of Provision for Income Taxes Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Income Taxes Expenses [Abstract]
Current
Deferred
Income tax expense